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                       SUPPLEMENT DATED DECEMBER 20, 2004
                               TO PROSPECTUS DATED
                                 MAY 1, 2004 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

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                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED
            GUARANTEED, FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

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                        ZURICH ARCHWAY/SM/ VARIABLE ANNUITY
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Zurich Archway/SM/ Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

        Effective October 15, 2004, the INVESCO VIF-Financial Services Fund has been renamed the AIM V.I. Financial Services Fund. Therefore, all references in the Prospectus to INVESCO VIF-Financial Services Fund or INVESCO VIF-Financial Services Subaccount are hereby replaced with AIM V.I. Financial Services Fund and AIM V.I. Financial Services Subaccount, respectively.

        Effective October 15, 2004, the INVESCO VIF-Health Sciences Fund has been renamed the AIM V.I. Health Sciences Fund. Therefore, all references in the Prospectus to INVESCO VIF-Health Sciences Fund or INVESCO VIF-Health Sciences Subaccount are hereby replaced with AIM V.I. Health Sciences Fund and AIM V.I. Health Sciences Subaccount, respectively.

        Effective October 15, 2004, the INVESCO VIF-Utilities Fund has been renamed the AIM V.I. Utilities Fund. Therefore, all references in the Prospectus to INVESCO VIF-Utilities Fund or INVESCO VIF-Utilities Subaccount are hereby replaced with AIM V.I. Utilities Fund and AIM V.I. Utilities Subaccount, respectively.

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